Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial instruments measured at fair value on a non-recurring basis
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustment for differences between comparable sales
Commercial and land development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	10
Range (Weighted Average)	30.00%